Property, Plant and Equipment (Details) - USD ($)	Jun. 30, 2015	Jun. 30, 2014
Balance Sheet Related Disclosures [Abstract]
Land and improvements	$ 2,247,379	$ 7,698,811
Buildings and improvements	5,439,712	2,095,362
Machinery and equipment	3,520,168	1,397,288
Vehicles	940,627	332,714
Construction in progress	1,113,137	44,080
Property and equipment, gross	13,261,023	11,568,255
Less: Accumulated depreciation	(1,784,087)	(1,211,446)
Property, plant and equipment, net	$ 11,476,936	$ 10,356,809